Sales and marketing expenses and General and administrative expenses (Tables)	3 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Disclosure Of Additional Information About Sales And Marketing Expenses And General And Administrative Expenses Explanatory [Table Text Block]
8. Sales and marketing expenses and General and administrative expenses
Sales and marketing expenses and General and administrative expenses are comprised of the following:

	Six months ended		Three months ended
Sales and marketing expenses	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Salaries and wages (i)	15,419	9,509	7,639	3,828
Marketing expenses (ii)	4,392	2,468	2,253	1,014
Total	19,811	11,977	9,892	4,842

General and administrative expenses	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Salaries and wages (iii)	42,630	29,415	21,574	15,068
Third-party services (iv)	15,601	10,806	7,792	6,032
Other operating expenses (v)	20,886	11,106	7,094	5,903
Total	79,117	51,327	36,460	27,003
(i)Represents salaries and wages related to FTE’s in the Group’s sales and marketing department. For further detail on total salaries and wages refer to Note 9. Employee Benefits.
(ii)Represents expenses related to trade marketing events, the distribution and production of marketing and advertising campaigns, public relations expenses, third-party sales commissions, and online performance marketing.
(iii)Represents salaries and wages related to administrative FTE’s. For further detail on total salaries and wages refer to Note 9. Employee Benefits.
(iv)Includes advisors’ fees, legal fees, auditors’ fees and human resources’ fees.
(v)Includes office rent and related expenses, amortization of right-of-use assets, intangible assets and depreciation of property, plant and equipment, taxes, travel and other expenses.
During the six-months period ended on June 30, 2026, certain tax assessments related to prior years were adjusted, resulting in tax impacts amounting to US$9.699 corresponding to fiscal years 2023, 2024 and 2025. From the total amount, US$5.296 relates to income tax and related interest (refer to Note 12. Income tax, footnote (i)) and US$4.403 relates to indirect taxes, other taxes and related interest which were included within other operating expenses. The Company concluded that the out of period adjustment was not material to any previously reported annual or interim period.